Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Available for sale securities, fair value	$ 354,246,904	$ 323,657,870
Fair Value, Measurements, Recurring [Member]
Available for sale securities, fair value	354,246,904	323,657,870
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities, fair value	346,949,407	323,081,486
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities, fair value	7,297,497	576,384
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities, fair value
Fair Value, Measurements, Nonrecurring [Member]
Impaired Loans	4,875,918	6,952,343
Other Real Estate	2,014,904	2,505,188
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Loans
Other Real Estate
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired Loans	4,875,918	6,952,343
Other Real Estate	2,014,904	2,505,188
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Impaired Loans
Other Real Estate
US Government Agencies Debt Securities [Member]
Available for sale securities, fair value	346,723,419	319,097,374
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities, fair value	346,723,419	319,097,374
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities, fair value	341,701,288	319,097,374
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities, fair value	5,022,131
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities, fair value
US States and Political Subdivisions Debt Securities [Member]
Available for sale securities, fair value	4,492,826	4,560,496
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities, fair value	4,492,826	4,560,496
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities, fair value	4,277,460	3,984,112
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities, fair value	215,366	576,384
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities, fair value
Corporate Debt Securities [Member]
Available for sale securities, fair value	2,060,000
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities, fair value	2,060,000
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities, fair value
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities, fair value	2,060,000
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities, fair value
Asset-backed Securities [Member]
Available for sale securities, fair value	970,659
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities, fair value	970,659
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities, fair value	$ 970,659